Long-Term Incentive Plans	12 Months Ended
Dec. 31, 2025
Long-Term Incentive Plans
Long-Term Incentive Plans
7.
Long-Term
Incentive Plans
In November 2014, the Company’s Board of Directors approved the adoption of the STORE Capital Corporation 2015 Omnibus Equity Incentive Plan (the “2015 Plan”), which permitted the issuance of up to 6,903,076 shares of common stock, which represented 6% of the number of issued and outstanding shares of the Company’s common stock upon the completion of the IPO. In 2012, the Company’s Board of Directors established the STORE Capital Corporation 2012
Long-Term
Incentive Plan (the “2012 Plan”) which permitted the issuance of up to 1,035,400 shares of common stock. During 2022, the 2012 Plan expired.
Both the 2015 and 2012 Plans allowed for awards to officers, directors and employees of the Company in the form of restricted shares of the Company’s common stock and other equity-based awards including performance-based
grants.
The following table summarizes the restricted stock award (“RSA”) activity:

	Predecessor
	Period from January 1, 2023 through February 2, 2023
	Number of Shares	Weighted Average Share Price (b)
Outstanding non-vested shares, beginning of year	446,847	$27.79
Shares vested	—	32.25

Outstanding non-vested shares, end of period (a)	446,847	$—

(a)	In connection with the completion of the Merger on February 3, 2023, the 446,847 outstanding RSAs became fully vested.
(b)	Grant date fair value.

The Company historically granted RSAs to its officers, directors and employees. Generally, restricted shares granted to the Company’s employees vested in 25% increments in February or May of each year. The independent directors received annual grants that vested at the end of each term served. The Company estimated the fair value of RSAs at the date of grant and recognized that amount in expense over the vesting period as the greater of the amount amortized on a straight-line
basis or the amount vested. The fair value of the RSAs were based on the closing price per share of the Company’s common stock on the date of the grant.
Under the terms of the Merger Agreement, effective immediately prior to the merger effective time, each outstanding award of restricted stock automatically became fully vested and all restrictions and repurchase rights thereon lapsed, with the result that all shares of common stock represented thereby were considered outstanding for all purposes under the merger agreement and received an amount in cash equal to $32.25 per share (the ‘Merger Consideration”), less required withholding taxes.
The Company had granted restricted stock unit awards (“RSUs”) with (a) both a market and a performance condition or (b) a market condition to its executive officers; these awards also contained a service condition. The number of common shares to be earned from each grant ranged from zero to 100% of the total RSUs granted over a three-year performance period.
As of December 31, 2022, the Company had 1,222,038
non-vested
and outstanding RSUs. In connection with the completion of the Merger on February 3, 2023, 506,136 outstanding performance-based RSUs became earned and vested in accordance with the actual level of performance of STORE or a minimum of target as of the date of the Merger Agreement and 715,902 shares were forfeited.
Under the terms of the Merger Agreement, effective immediately prior to the merger effective time, outstanding awards of performance-based RSUs automatically became earned and vested with (a) approximately 53% of the maximum number of shares of common stock subject to the award vesting for performance-based RSUs granted in 2020, (b) approximately 50% of the maximum number of shares of common stock subject to the award vesting for performance-based RSUs granted in 2021 and (c) approximately 33% of the maximum number of shares of common stock subject to the award vesting for performance-based RSUs granted in 2022, and thereafter were cancelled and, in exchange therefor, each holder of any such cancelled vested performance-based RSUs ceased to have any rights with respect thereto, except the right to receive as of the merger effective time, in consideration for the cancellation of such vested performance unit and in settlement therefore, an amount in cash equal to the product of (1) the Merger Consideration and (2) the number of so-determined
earned performance shares subject to such vested performance-based RSUs, without interest, less required withholding taxes. In addition, on the Closing Date, each holder of performance-based RSUs received an amount equivalent to all cash dividends that would have been paid on the number of so-determined
earned shares of the Company’s common stock subject to such performance-based RSUs as if they had been issued and outstanding from the date of grant up to, and including, the merger effective time, less required withholding taxes.
The Company previously valued the RSUs with a performance condition based on the closing price per share of the Company’s common stock on the date of the grant multiplied by the number of awards expected to be earned. No RSUs were granted during the period from January 1, 2023 to February 2, 2023. The estimated fair value was amortized to expense on a tranche-by-tranche
basis ratably over the vesting periods.
The 2015 and 2012 Plans each allowed the Company’s employees to elect to satisfy the minimum statutory tax withholding obligation due upon vesting of RSAs and RSUs by allowing the Company to repurchase an amount of shares otherwise deliverable on the vesting date having a fair market value equal to the withholding obligation. No shares were repurchased during the period from January 1, 2023 to February 2, 2023.
Compensation expense for
equity-based
payments totaled $1.0 million for period from January 1, 2023 through February 2, 2023 and is included in general and administrative expenses. In conjunction with the accelerated vesting of outstanding equity awards, the compensation expense for equity-based payments was $16.4 million which was presented
“on-the-line”
at the closing of the Merger.

During 2023, the Company replaced the historical stock compensation program with a long-term cash incentive program. Certain members of management were granted long-term cash-based incentive awards that vest at the end of a three-year performance period ending December 31, 2025, based on the achievement of specified corporate performance metrics and are paid following certification of achievement of such metrics. Employees were granted time-based cash awards that vest and are paid out ratably over a three-
year
period.